Stockholders' Deficit - Summary of Warrant Activities (Details) - Warrants [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Number of Warrants Balance Outstanding Beginning	3,649,861	1,648,570
Number of Warrants Granted	144,801,414	3,254,685
Number of Warrants Cancellations	(23,508,334)	(1,421,059)
Number of Warrants Increase in warrants related to price protection	602,626,403	395,176
Number of Warrants Change in warrants related to dilutive rights		(227,511)
Number of Warrants Cashless exercise of warrants for Series D preferred	(423,159,293)
Number of Warrants Cashless exercise of warrants for common stock	(157,297,448)
Number of Warrants Balance Outstanding Ending	147,112,603	3,649,861
Number of Warrants Exercisable Ending Balance	147,112,603
Weighted Average Exercise Price Balance Outstanding Beginning	$ 2.410	$ 0.000
Weighted Average Exercise Price Granted	0.027	2.400
Weighted Average Exercise Price Cancellations	0.006	0.000
Weighted Average Exercise Price Increase in warrants related to price protection	0.006	2.500
Weighted Average Change in warrants related to dilutive rights		0.000
Weighted Average Exercise Price Cashless exercise of warrants for Series D preferred	0.006
Weighted Average Exercise Price Cashless exercise of warrants for common stock	0.006
Weighted Average Exercise Price Balance Outstanding Ending	0.052	$ 2.410
Weighted Average Exercise Price Exercisable Ending Balance	$ 0.052
Weighted Average Remaining Contractual Term (Years) Balance Outstanding Beginning	4 years 7 months 28 days	1 year 5 months 20 days
Weighted Average Remaining Contractual Term (Years) Balance Outstanding Ending	4 years 9 months 29 days	4 years 7 months 28 days
Weighted Average Remaining Contractual Term (Years) Exercisable Ending Balance	4 years 9 months 29 days
Aggregate Intrinsic Value Balance Outstanding Beginning	$ 311,070
Aggregate Intrinsic Value Balance Outstanding Ending	1,780,356	$ 311,070
Aggregate Intrinsic Value Exercisable Ending Balance	$ 1,780,356